ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2024	2025
Research and development	$4,070	$5,557
Legal and consulting	614	1,727
License royalties	85	143
Payroll and Reimbursement	703	1,610
Other	289	599
	$5,761	$9,636